FINANCIAL ASSETS AND LIABILITIES - Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Measurements, Recurring [Member]
Assets
Cash and cash equivalents	$ 305,352	$ 309,029
Restricted cash	67,252	62,955
Marketable securities	12,033	16,300
Derivative assets	9,449	3,748
Liabilities
Derivative liabilities	1,294	2,293
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	305,352	309,029
Restricted cash	67,252	62,955
Marketable securities	12,033	16,300
Derivative assets	0	0
Liabilities
Derivative liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Marketable securities	0	0
Derivative assets	9,449	3,748
Liabilities
Derivative liabilities	1,294	2,293
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Marketable securities	0	0
Derivative assets	0	0
Liabilities
Derivative liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Secured Debt [Member]
Liabilities
Long-term debt	1,185,294	1,069,538
Fair Value, Measurements, Recurring [Member] | Secured Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Long-term debt	0	0
Fair Value, Measurements, Recurring [Member] | Secured Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Long-term debt	1,185,294	1,069,538
Fair Value, Measurements, Recurring [Member] | Secured Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Long-term debt	0	0
Fair Value, Measurements, Recurring [Member] | Convertible Debt [Member]
Liabilities
Long-term debt	167,359	185,835
Fair Value, Measurements, Recurring [Member] | Convertible Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Long-term debt	0	0
Fair Value, Measurements, Recurring [Member] | Convertible Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Long-term debt	167,359	185,835
Fair Value, Measurements, Recurring [Member] | Convertible Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Long-term debt	0	0
Fair Value, Measurements, Recurring [Member] | Other Debt Obligations [Member]
Liabilities
Long-term debt		44,000
Fair Value, Measurements, Recurring [Member] | Other Debt Obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Long-term debt		0
Fair Value, Measurements, Recurring [Member] | Other Debt Obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Long-term debt		44,000
Fair Value, Measurements, Recurring [Member] | Other Debt Obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Long-term debt		0
Estimate of Fair Value Measurement [Member]
Assets
Cash and cash equivalents	305,352	309,029
Restricted cash	67,252	62,955
Marketable securities	12,033	16,300
Derivative assets	9,449	3,748
Liabilities
Derivative liabilities	1,294	2,293
Estimate of Fair Value Measurement [Member] | Convertible Debt [Member]
Liabilities
Long-term debt	167,359	0
Estimate of Fair Value Measurement [Member] | Secured Debt [Member]
Liabilities
Long-term debt	1,185,294	1,069,538
Estimate of Fair Value Measurement [Member] | Convertible Debt [Member]
Liabilities
Long-term debt	0	185,835
Estimate of Fair Value Measurement [Member] | Other Debt Obligations [Member]
Liabilities
Long-term debt	0	44,000
Reported Value Measurement [Member]
Assets
Cash and cash equivalents	305,352	309,029
Restricted cash	67,252	62,955
Marketable securities	12,033	16,300
Derivative assets	9,449	3,748
Liabilities
Derivative liabilities	1,294	2,293
Reported Value Measurement [Member] | Convertible Debt [Member]
Liabilities
Long-term debt	167,382	0
Reported Value Measurement [Member] | Secured Debt [Member]
Liabilities
Long-term debt	1,185,294	1,069,538
Reported Value Measurement [Member] | Convertible Debt [Member]
Liabilities
Long-term debt	0	178,856
Reported Value Measurement [Member] | Other Debt Obligations [Member]
Liabilities
Long-term debt	$ 0	$ 44,000